UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22882

BMO LGM Frontier Markets Equity Fund

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

            Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

                Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Item 1. Reports to Stockholders.

BMO LGM

Frontier Markets Equity Fund

Semi-Annual Report

February 28, 2015

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2015

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include repurchase fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2015 (9/1/14-2/28/15).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as repurchase fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)
BMO LGM Frontier Markets Equity Fund
Actual	$1,000.00	$885.40	2.00%	$9.35
Hypothetical (5% return before expenses)	1,000.00	1,015.08	2.00	9.99

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2014 through February 28, 2015, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

February 28, 2015 (Unaudited)

Schedule of Investments

Description	Shares	Value
Common Stocks — 87.0%

Bangladesh — 1.3%
British American Tobacco Bangladesh Co., Ltd.	10,200	$402,371

Botswana — 1.6%
Letshego Holdings Ltd.	1,966,140	489,333

Cambodia — 3.4%
NagaCorp Ltd.	1,504,000	1,029,712

Colombia — 2.7%
Almacenes Exito SA	55,851	551,813
Bolsa de Valores de Colombia	35,981,070	269,141

		820,954

Costa Rica — 2.6%
Florida Ice & Farm Co. SA	593,858	783,124

Croatia — 1.5%
Ledo DD	402	454,877

Egypt — 10.4%
Commercial International Bank Egypt SAE GDR	184,216	1,232,405
Eastern Tobacco	40,065	1,212,969
Juhayna Food Industries (1)	583,162	756,654

		3,202,028

Georgia — 3.5%
Bank of Georgia Holdings PLC	40,772	1,085,816

Ghana — 0.3%
Fan Milk Ltd.	50,900	76,350

Kenya — 5.7%
Barclays Bank of Kenya Ltd.	1,800,400	339,791
British American Tobacco Kenya Ltd.	50,400	480,289
East African Breweries Ltd.	261,100	871,286
Uchumi Supermarkets Ltd.	595,500	71,668

		1,763,034

Mauritius — 1.9%
MCB Group Ltd.	96,510	589,560

Netherlands — 1.6%
OCI (1) (2)	11,810	501,547

Nigeria — 8.7%
Cadbury Nigeria PLC	816,291	153,143
Guaranty Trust Bank PLC	12,466,260	1,446,345
Nestle Nigeria PLC	60,875	246,445
Nigerian Breweries PLC	620,850	435,867
Zenith Bank PLC	4,508,346	391,740

		2,673,540

Oman — 4.3%
BankMuscat SAOG	324,980	504,709
Oman Telecommunications Co. SAOG	175,274	803,424

		1,308,133

Pakistan — 2.7%
Lucky Cement Ltd.	170,300	841,090

Peru — 2.5%
BBVA Banco Continental SA	582,077	780,869

Philippines — 3.8%
Universal Robina Corp.	237,750	1,175,539

Senegal — 3.8%
Sonatel	27,291	1,154,636

Description	Shares, Participation Units or Rights	Value
Common Stocks (continued)

Sri Lanka — 0.3%
Commercial Bank of Ceylon PLC	57,640	$77,272

Tunisia — 2.1%
Delice Holding (1)	74,095	657,322

Turkmenistan — 2.9%
Dragon Oil PLC	106,880	890,212

United Arab Emirates — 6.8%
Aramex PJSC	1,419,463	1,279,231
First Gulf Bank PJSC	164,287	798,432

		2,077,663

United States — 2.8%
PriceSmart, Inc. (2)	10,764	855,092

Vietnam — 7.7%
Phu Nhuan Jewelry JSC	20,800	36,246
Vietnam Dairy Products JSC	459,108	2,322,692

		2,358,938

Zimbabwe — 2.1%
Delta Corp. Ltd.	564,665	649,365

Total Common Stocks (identified cost $28,559,041)		26,698,377

Mutual Funds — 3.7%

Romania — 3.7%
Fondul Proprietatea SA	5,296,122	1,147,131

Total Mutual Funds (identified cost $1,333,648)		1,147,131

Participation Notes — 7.5%

Luxembourg — 1.5%
Jarir Marketing Co., Issued by Merrill Lynch International & Co., Maturity Date 3/2/2017 (1) (3)	8,600	462,422

United Kingdom — 6.0%
Herfy Food Services Co., Issued by HSBC Bank PLC, Maturity Date 10/8/2015 (1) (3)	22,752	707,034
Herfy Food Services Co., Issued by HSBC Bank PLC, Maturity Date 7/6/2017 (1) (3)	9,101	282,820
Saudi Dairy & Foodstuff Co., Issued by HSBC Bank PLC, Maturity Date 6/26/2015 (1) (3)	23,200	845,610

		1,835,464
Total Participation Notes (identified cost $1,642,632)		2,297,886

Rights — 0.0%

Nigeria — 0.0%
Access Bank PLC (1)	638,600	—

Total Rights (identified cost $0)		—

Short-Term Investments — 5.1%

Collateral Investment for Securities on Loan — 4.1%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.165% (4)		1,252,006

(See Notes which are an integral part of the Financial Statements)

BMO LGM Frontier Markets Equity Fund

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 1.0%
State Street Institutional Liquid Reserves Fund, 0.090%	300,077	$300,077

Total Short-Term Investments (identified cost $1,552,083)		1,552,083

Total Investments — 103.3% (identified cost $33,087,404)		31,695,477
Other Assets and Liabilities — (3.3)%		(1,004,806)

Total Net Assets — 100.0%		$30,690,671

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$2,095,629	6.8%
Banks	6,657,379	21.7
Beverages	2,747,599	9.0
Building Materials	841,090	2.7
Chemicals	501,547	1.6
Diversified Financial Services	758,474	2.5
Food	5,257,368	17.1
Holding Companies-Diversified	1,238,925	4.0
Lodging	1,029,712	3.4
Oil & Gas	890,211	2.9
Retail	1,443,151	4.7
Telecommunications	1,958,061	6.4
Transportation	1,279,231	4.2

Total Common Stocks	26,698,377	87.0
Participation Notes	2,297,886	7.5
Collateral Investment for Securities on Loan	1,252,006	4.1
Mutual Funds	1,447,208	4.7

Total Investments	31,695,477	103.3
Other Assets and Liabilities	(1,004,806)	(3.3)

Total Net Assets	$30,690,671	100.0%

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	5.3%
Consumer Staples	35.7
Energy	2.9
Financials	31.9
Industrials	4.1
Materials	4.4
Telecommunication Services	6.4
Participation Notes	7.5
Other Assets & Liabilities, Net	1.8

Total	100.0%

Notes to Schedule of Investments

The categories of investments are shown as a percentage of total net assets for the Fund as of February 28, 2015.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of February 28, 2015 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.
(1)	Non-income producing.
(2)	Certain shares are temporarily on loan to unaffiliated brokers-dealers.
(3)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.
(4)	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Statement of Assets and Liabilities	BMO LGM Frontier Markets Equity Fund

Assets:
Investments in unaffiliated issuers, at value	$31,695,477 (1)
Cash denominated in foreign currencies	333,210 (2)
Dividends and interest receivable	18,435
Receivable for capital stock sold	8,126
Prepaid expenses	25,914
Other receivables	177

Total assets	32,081,338

Liabilities:
Payable for return of securities lending collateral	1,252,006
Payable for foreign tax expense	73,401
Payable to affiliates, net (Note 5)	23,712
Other liabilities	41,548

Total liabilities	1,390,667

Total net assets	$30,690,671

Net assets consist of:
Paid-in capital	$33,364,026
Net unrealized depreciation on investments and foreign currency translation	(1,393,254)
Accumulated net realized loss on investments and foreign currency transactions	(1,076,135)
Distributions in excess of net investment income	(203,966)

Total net assets	$30,690,671

Net asset value, offering price and repurchase proceeds per investor class of share (unlimited shares authorized, no par value)	$9.04

Total investor class of shares outstanding	3,394,790

Total investments in unaffiliated issuers, at cost:	$33,087,404

(1)	Including $1,205,856 of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies is $334,537.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2015 (Unaudited)

Statement of Operations	BMO LGM Frontier Markets Equity Fund

Investment income:
Dividend income, unaffiliated issuers	$216,846	(1)
Interest income	628
Securities lending income	1,272

Total income	218,746

Expenses:
Investment advisory fees (Note 5)	235,057
Shareholder servicing fees (Note 5)	39,176
Administration fees (Note 5)	14,495
Portfolio accounting fees	23,269
Recordkeeping fees	23,972
Custodian fees (Note 5)	64,004
Registration fees	4,593
Professional fees	15,488
Printing and postage	13,273
Directors’ fees	5,065
Miscellaneous	5,361

Total expenses	443,753

Deduct:
Expense waivers (Note 5)	(130,338)

Net expenses	313,415

Net investment loss	(94,669)

Net realized and unrealized loss on investments and foreign currency:
Net realized loss on investment transactions from:
Investments in unaffiliated issuers	(1,021,578	)(2)
Foreign currency transactions	(18,519)

Total net realized loss	(1,040,097)
Net change in unrealized depreciation on:
Investments in unaffiliated issuers	(2,749,804)
Foreign currency translations	(1,050)

Total net change in unrealized depreciation	(2,750,854)

Net realized and unrealized loss on investments and foreign currency	(3,790,951)

Change in net assets resulting from operations	$(3,885,620)

(1)	Net of foreign taxes withheld of $20,881.
(2)	Net of foreign taxes of $60,170, $50,734 of which is related to appreciated investments held at period end.

(See Notes which are an integral part of the Financial Statements)

Statements of Changes in Net Assets	BMO LGM Frontier Markets Equity Fund

	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014 (1)
Change in net assets resulting from:

Operations:
Net investment income (loss)	$(94,669)	$430,943
Net realized gain (loss) on investments and foreign currency transactions	(1,040,097)	125,899
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	(2,750,854)	1,357,600

Change in net assets resulting from operations	(3,885,620)	1,914,442

Distributions to shareholders:
Distributions to shareholders from net investment income	(509,777)	—
Distributions to shareholders from net realized gain on investments	(204,870)	—

Change in net assets resulting from distributions to shareholders	(714,647)	—

Capital stock transactions:
Proceeds from sale of shares	1,828,936	35,536,969
Net asset value of shares issued to shareholders in payment of distributions declared	344,105	—
Cost of shares repurchased	(1,540,671)	(2,982,929)
Repurchase fees	30,427	59,659

Change in net assets resulting from capital stock transactions	662,797	32,613,699

Change in net assets	(3,937,470)	34,528,141

Net assets:
Beginning of period	34,628,141	100,000 (2)

End of period	$30,690,671	$34,628,141

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(203,966)	$400,480

Capital stock transactions in shares:
Sale of shares	198,576	3,594,833
Shares issued to shareholders in payment of distributions declared	37,607	—
Shares repurchased	(150,477)	(295,749)

Net change resulting from fund share transactions in shares	85,706	3,299,084

(1)	Reflects operations for the period from December 18, 2013 (inception date) to August 31, 2014.
(2)	Prior to December 18, 2013, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s shares of beneficial interest under the Securities Act of 1933 and the sale of 10,000 shares for $100,000 to BMO Asset Management Corp. on December 6, 2013.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights (For a share outstanding throughout the period)	BMO LGM Frontier Markets Equity Fund

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain(loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Repurchase fees	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
											Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
2015 (6)	$10.46	$(0.02)	$(1.19)	$(1.21)	$(0.16)	$(0.06)	$(0.22)	$0.01	$9.04	(11.46)%	2.83%	2.00%	(0.60)%	$30,691	9%
2014 (5)	10.00	0.13	0.31	0.44	—	—	—	0.02	10.46	4.60	3.01	2.00	2.33	34,628	9

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Reflects operations for the period from December 18, 2013 (inception date) through August 31, 2014.
(6)	For the six months ended February 28, 2015 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Notes to Financial Statements	BMO LGM Frontier Markets Equity Fund

1.	Organization

BMO LGM Frontier Markets Equity Fund (the “Fund”) was established as a Delaware statutory trust on July 3, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “Interval Fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). An Interval Fund continuously offers its shares to the public, but only offers to repurchase its shares at predetermined intervals. The Fund has set quarterly repurchase intervals. The Fund’s inception date is December 18, 2013.

The Fund’s investment objective is to provide capital appreciation. The Fund invests at least 80% of its assets in equity securities of foreign companies located in frontier markets or whose primary business activities or principal trading markets are in frontier markets. Frontier markets are considered to be those markets in any country that is included in the Morgan Stanley Capital International (“MSCI”) Frontier Markets Index, certain countries in the MSCI Emerging Markets Index, and certain other countries that are not included in those indices, as described in the Fund’s Prospectus.

2.	Significant Accounting Policies

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”). The Trustees have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Trustees. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in the Fund may be listed on foreign exchanges that do not value their listed securities at the same time the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Fund has retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

BMO LGM Frontier Markets Equity Fund

Foreign Exchange Contracts—The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund did not hold any foreign currency exchange contracts during or at the period ended February 28, 2015.

Foreign Currency Translation—The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Trustees.

Securities Lending—The Fund participates in a securities lending program, providing for the lending of equity securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company serves as the securities lending agent. The Fund receives cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in the State Street Navigator Securities Lending Prime Portfolio money market fund. The valuation of collateral is discussed in “Investment Valuations” in Note 2 of the Notes to the Financial Statements. When the Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. The Fund also is subject to the risks associated with the investments of cash collateral received from the borrower. Cash collateral received as part of the Fund’s securities lending program invested in the State Street Navigator Securities Lending Prime Portfolio as of February 28, 2015 was $1,252,006.

Commitments and Contingencies—In the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurements

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Notes to Financial Statements (continued)

Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Fund has adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. The Fund did not hold any Level 3 securities as of February 28, 2015.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$26,243,500	$—	$—	$26,243,500
Croatia	—	454,877	—	454,877
Mutual Funds	1,147,131	—	—	1,147,131
Participation Notes	462,422	1,835,464	—	2,297,886
Short-Term Investments	1,552,083	—	—	1,552,083

Total	$29,405,136	$2,290,341	$—	$31,695,477

(1)	All sub-categories within Common Stocks represent Level 1 evaluation status unless otherwise stated.

It is the Fund’s policy to recognize transfers between category levels at the end of the period. As described in Note 2, securities for which market valuations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees. As a result, due to the unavailability of prices between August 31, 2014 and February 28, 2015, fair valuation use resulted in transfers between categorization levels.

The following is a reconciliation of transfers between category levels from August 31, 2014 to February 28, 2015:

Transfers into Level 1	$—
Transfers out of Level 1	$(454,877)

Net Transfers in (out) of Level 1	$(454,877)

Transfers into Level 2	$454,877
Transfers out of Level 2	$—

Net Transfers in (out) of Level 2	$454,877

4.	Capital Stock

The shares of beneficial interest of the Fund (the “Shares”) will be continuously offered under Rule 415 under the Securities Act of 1933, as amended. As of February 28, 2015, the Fund had registered a total of 11,200,000 shares with no par value. Investors may purchase shares each business day without any sales charge at a price equal to the NAV per share next determined after receipt of an order to purchase.

The Shares are not redeemable each business day, are not listed for trading on an exchange, and no secondary market currently exists for Fund shares.

Repurchase Offer Policy—The Fund has a policy of making quarterly repurchase offers of between 5% and 25% of the Fund’s outstanding Shares (“Repurchase Offers”) pursuant to Rule 23c-3 of the 1940 Act. If shareholders tender more than the repurchase offer amount for any given Repurchase Offer, the Fund may repurchase up to an additional 2% of the outstanding Shares. If Fund shareholders tender more shares than the Fund decides to repurchase, the Fund will repurchase the shares on a pro rata basis, subject to limited exceptions. These periodic Repurchase Offers will be made in intervals of three calendar months with the repurchase pricing date occurring on the last business day of March, June, September and December. The maximum number of days between the repurchase request deadline and the repurchase pricing date shall be no more than 14 days (provided that if the 14th day of such period is not a business day, the repurchase pricing date shall occur on the next business day). A repurchase fee equal to 2% of the value of the Shares repurchased will be applied to offset repurchase expenses.

BMO LGM Frontier Markets Equity Fund

During the period ended February 28, 2015, the Fund had Repurchase Offers as follows:

Repurchase Date	Repurchase Offer Amount	% of Shares Tendered	Number of Shares Tendered
September 30, 2014	5%	4.12%	130,954
December 31, 2014	5	0.59	19,523

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser will provide general investment advisory services for the Fund. As compensation for its advisory services under the investment advisory agreement with the Fund, the Fund pays the Adviser, on a monthly basis, an annual management fee equal to 1.50% of the average daily net assets of the Fund. The Fund’s sub-adviser is LGM Investments Limited, an affiliate of the Adviser. It is the Adviser’s responsibility to select sub-advisers for the Fund and to review each sub-adviser’s performance. The Adviser compensates the sub-adviser based on the level of average daily net assets of the Fund.

The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding taxes, interest, brokerage commissions, other investment related costs, Acquired Fund Fees and Expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 2.00% of the average daily net assets of the Fund. The Adviser may not terminate this arrangement prior to December 31, 2015 unless the investment advisory agreement is terminated. In addition, the Adviser may voluntarily waive any portion of its management fee for the Fund. Any such voluntary waiver by the Adviser may be terminated at any time in the Adviser’s sole discretion.

The Fund’s Adviser absorbed all organizational and initial offering costs. The Fund’s Expense Limitation Agreement does not include a recoupment provision and therefore organizational and initial offering costs paid by the Adviser will not be subject to reimbursement by the Fund.

Shareholder Servicing Fee—Under the terms of a Shareholder Services Agreement with the Adviser, the Fund pays the Adviser at the annual rate of 0.25% of average daily net assets for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts. The Adviser also may voluntarily choose to waive any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time in its sole discretion.

Administration Fee—The fee paid by the Fund to the Adviser, as Administrator, is based on the Fund’s average daily net assets as listed below:

Annual Rate	Average Daily Net Assets
0.0925%	on the first $250 million
0.0850	on the next $250 million
0.0800	on the next $200 million
0.0400	on the next $100 million
0.0200	on the next $200 million
0.0100	in excess of $1.0 billion

Investment Transactions—The Fund, on occasion, may purchase or sell a security with another fund or client of the Adviser pursuant to procedures approved by the Trustees.

General—Certain of the Officers and Trustees of the Fund are also Officers and Directors of one or more portfolios within the Fund complex, which are affiliates of the Fund. None of the Fund officers or interested trustees receives any compensation from the Fund. Certain officers and Trustees of the Fund are also officers of the Adviser.

6.	Line of Credit

Effective January 16, 2015, the Fund participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes. Borrowings were charged interest at a rate of 1.25% per annum over the greater of the Federal Funds rate or the London Interbank Offered Rate (“LIBOR”) and included a commitment fee of 0.15% per annum on the daily unused portion and an administrative fee of 0.025% per annum on the entire LOC. No borrowings were made by the Fund during the period from January 16, 2015 through (and including) February 28, 2015.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities and short-term obligations, for the period ended February 28, 2015, were $3,040,548 and $2,886,971, respectively.

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss and foreign currency transactions.

Notes to Financial Statements (continued)

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Fund.

The Fund complied with the FASB interpretation Accounting for Uncertainty in Income Taxes, which provides guidance for how uncertain tax provisions should be recognized, measured, presented, and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Fund had no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Fund’s reported net assets or results of operations as of and during the period ended February 28, 2015. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and foreign currency.

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes
$33,142,564	$2,176,039	$(3,623,126)	$(1,447,087)

As of August 31, 2014, the components of distributable earnings on a tax basis are as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Depreciation on Securities	Unrealized Appreciation on Securities
$653,880	$—	$—	$(277)	$1,273,309

9.	Subsequent Events

On March 31, 2015, the Fund completed its next quarterly repurchase event. Shares totaling 238,079, or 6.93% of the Fund, were repurchased at a value of $2,137,953.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contain facts concerning its objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Fund’s Statement of Additional Information, which is available on the Fund’s website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the Fund are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the Fund, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

BMO Funds U.S. Services

P.O. Box 55931

Boston, MA 02205-5931

1-800-236-FUND (3863)

414-287-8555

www.bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

© 2015 BMO Financial Group	Investment Products are: Not FDIC Insured	No Bank Guarantee	May Lose Value

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (of Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Sep. 1-30, 2014	130,954	10.38	0	0
Oct. 1-31, 2014	0	0	0	0
Nov. 1-30, 2014	0	0	0	0
Dec. 1-31, 2014	19,523	9.29	0	0
Jan. 1-31, 2015	0	0	0	0
Feb. 1-28, 2015	0	0	0	0
Total	150,477	10.24	0	0

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO LGM Frontier Markets Equity Fund

/s/ John M. Blaser
By: John M. Blaser
President
April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
April 22, 2015

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
April 22, 2015